Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 409,167	$ 411,768	$ 300,232
Other comprehensive income (loss), net of tax:
Net change in unrealized holding gains (losses) on securities available for sale arising during period (net of tax effects of $5,007, $19,300, and $(116,568))	18,834	72,606	(438,517)
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $0, $1, and $0)	1	2
Total other comprehensive income (loss), net of tax	18,835	72,608	(438,517)
Comprehensive income (loss)	$ 428,002	$ 484,376	$ (138,285)